Leases - Summary of Lease Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning balance	$ 73
Interest expense	5	$ 3	$ 2
Ending balance	64	73
Leasehold Property
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning balance	73	32
Effects of movements in exchange rates	6	(2)
Additions	11	49
Disposals	(22)
Interest expense	4	3
Lease payments	(8)	(9)
Ending balance	$ 64	$ 73	$ 32